Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common Stock [Member] - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	14,168,853,820	14,168,853,820	14,164,026,420
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			4,827,400
Balance at end of fiscal year	14,168,853,820	14,168,853,820	14,168,853,820